Shareholders' Equity (Details 1) (Warrant [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of estimated fair value of warrant
Expected dividend	0.00%	0.00%
Minimum [Member]
Summary of estimated fair value of warrant
Expected term	1 year 6 months	1 year 6 months
Volatility	26.00%	26.00%
Risk-free interest rate	0.26%	0.26%
Maximum [Member]
Summary of estimated fair value of warrant
Expected term	2 years 6 months	2 years 6 months
Volatility	38.00%	38.00%
Risk-free interest rate	1.36%	1.36%